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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                       Registration No. 33-81472


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT ONE
                                SUPPLEMENT TO THE
                ICAP II VARIABLE ANNUITY PROSPECTUS (I-0970-PRO)
                                DATED MAY 2, 2005
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                          VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
        VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS (A-4494-PRO)
                                DATED MAY 2, 2005
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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
     ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS (V-1648-PRO AND V-1732-PRO)
                                DATED MAY 2, 2005
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THE THIRD PARAGRAPH UNDER THE HEADING TITLED LEGAL PROCEEDINGS LOCATED IN THE
OTHER INFORMATION SECTION OF THE PROSPECTUS IS HEREBY REPLACED WITH THE
FOLLOWING:

        On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.

        Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

        On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

        AIG is the direct parent company and an affiliated person of the AIG SunAmerica Life Assurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.

        In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.


Date:  June 13, 2005


                Please keep this Supplement with your Prospectus


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